Trade and other receivables (Details Textual) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables (Textual)
Discount rate	3.30%
Non-current trade receivables	$ 12,370	$ 12,667
Cerllcom [Member]
Trade and other receivables (Textual)
Non-current trade receivables	$ 6,768